                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)            DESCRIPTION                                                             COUPON      MATURITY           VALUE
                 MUNICIPAL BONDS    157.9%
                 ALABAMA    2.2%
$      3,660     Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty Rfdg
                 (MBIA Insd) (a)                                                          5.250%     07/01/20      $    3,900,535
         750     Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                     5.875      11/15/24             792,067
       7,700     Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                     5.000      11/15/30           7,661,885
       2,250     Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                5.250      01/01/23           2,354,602
       1,000     Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                5.000      01/01/24           1,024,540
                                                                                                                   ---------------
                                                                                                                       15,733,629
                                                                                                                   ---------------

                 ALASKA    1.2%
       2,000     Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                         5.000      12/01/30           2,051,260
       1,250     Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                         5.250      12/01/34           1,308,725
       3,650     Alaska St Intl Arpt Rev Ser B (Prerefunded @ 10/01/12)
                 (AMBAC Insd)                                                             5.250      10/01/27           3,933,130
       1,575     Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease
                 (FSA Insd)                                                               5.750      03/01/16           1,673,563
                                                                                                                   ---------------
                                                                                                                        8,966,678
                                                                                                                   ---------------

                 ARIZONA    4.6%
       1,000     Arizona Hlth Fac Auth Hosp Sys Rev John C Lincoln Hlth
                 Network (Prerefunded @ 12/01/12)                                         6.375      12/01/37           1,144,560
       4,225     Arizona Tourism & Sports Auth Multipurpose Stad Fac Ser A
                 (MBIA Insd)                                                              5.375      07/01/23           4,520,158
       6,075     Glendale, AZ Indl Dev Auth John C Lincoln Hlth Ser B Rfdg                5.000      12/01/37           6,051,672
       3,050     Glendale, AZ Indl Dev Auth Rfdg                                          5.000      12/01/35           3,047,468
       3,500     Maricopa Cnty, AZ Hosp Rev Sun Hlth Corp                                 5.000      04/01/35           3,506,825
       2,800     Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT)
                 (FGIC Insd)                                                              5.375      07/01/29           2,829,792
      11,750     University of AZ Med Ctr Corp                                            5.000      07/01/35          11,772,912
                                                                                                                   ---------------
                                                                                                                       32,873,387
                                                                                                                   ---------------

                 ARKANSAS    0.2%
       1,395     Washington Cnty, AR Hosp Rev Regl Med Ctr Ser B Rfdg                     5.000      02/01/30           1,402,198
                                                                                                                   ---------------

                 CALIFORNIA    26.6%
       1,300     Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj Ser C
                 (FSA Insd)                                                               6.000      09/01/16           1,473,992
      11,235     Anaheim, CA Pub Fin Auth Rev Elec Sys Dist Fac Ser A
                 (FSA Insd)                                                               5.000      10/01/31          11,572,949
       1,500     California Cnty, CA Tob Securitization Agy Merced Cnty
                 Ser A Rfdg                                                               5.125      06/01/38           1,495,215
       1,660     California Cnty, CA Tob Securitization Agy Tob Sonoma
                 Cnty Corp Rfdg                                                           5.000      06/01/26           1,654,721
       1,000     California Cnty, CA Tob Securitization Agy Tob Sonoma
                 Cnty Corp Rfdg                                                           5.250      06/01/45           1,000,270
       8,100     California Ed Fac Auth Rev Pepperdine Univ Ser A Rfdg
                 (FGIC Insd)                                                              5.000      09/01/33           8,315,298
      10,380     California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg               5.000      11/15/34          10,495,322
       1,200     California Hlth Fac Fin Auth Rev Kaiser Permanente Ser A                 5.250      04/01/39           1,239,132
       1,500     California Pollutn Ctl Fin Auth Solid Waste Disp Rev
                 Waste Mgmt Inc Proj Ser B (AMT)                                          5.000      07/01/27           1,509,975
      11,000     California St                                                            5.000      02/01/33          11,196,130
       2,500     California St (AMBAC Insd)                                               5.000      04/01/21           2,592,000
       7,345     California St (AMBAC Insd)                                               5.125      10/01/27           7,482,351
       1,000     California St Dept Wtr Res Ctr Vly Proj Rev Wtr Sys Ser X
                 (FGIC Insd)                                                              5.000      12/01/29           1,028,060
       2,000     California St Dept Wtr Res Pwr Ser A (Prerefunded
                 @ 05/01/12)                                                              6.000      05/01/15           2,248,500
       6,500     California St Dept Wtr Res Pwr Ser A (Prerefunded
                 @ 05/01/12) (AMBAC Insd)                                                 5.375      05/01/18           7,102,680
       1,000     California St Pub Wks Brd UCLA Replacement Hosp Ser A
                 (FSA Insd)                                                               5.375      10/01/20           1,069,640
       5,000     California St Rfdg                                                       5.000      08/01/28           5,140,450

       5,000     California St Univ Rev & Co Systemwide Ser A (AMBAC Insd)                5.000      11/01/33           5,124,950
       1,350     California Statewide Cmnty Dev Auth Rev Daughters of
                 Charity Hlth Ser A                                                       5.000      07/01/39           1,351,863
       9,015     California Statewide Cmnty Dev Auth Rev Daughters of
                 Charity Hlth Ser A                                                       5.250      07/01/30           9,269,854
       3,000     California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist
                 Hlth Ser A                                                               5.000      03/01/30           3,036,420
       3,750     California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist
                 Hlth Ser A                                                               5.000      03/01/35           3,788,700
       3,360     California Statewide Cmnty Dev Auth Rev Sutter Hlth Ser A                5.000      11/15/43           3,381,840
       2,300     California Statewide Cmnty Dev Auth Rev Kaiser Permanente
                 Ser B                                                                    5.000      03/01/41           2,312,420
       4,000     California Statewide Cmnty Dev Auth Rev Kaiser Permanente
                 Ser B                                                                    5.250      03/01/45           4,113,600
       2,000     El Dorado, CA Irr Dist Ctf Ser A (FGIC Insd)                             5.000      03/01/21           2,071,920
       2,000     Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A
                 (MBIA Insd)                                                              5.000      09/01/33           2,058,280
       3,000     Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser B
                 (MBIA Insd)                                                              5.000      03/01/33           3,083,190
       2,000     Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec
                 Rfdg (MBIA Insd)                                                           *        01/15/17           1,185,140
      10,750     Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien Ser A
                 (Escrowed to Maturity)                                                     *        01/01/23           5,014,122
       3,000     Fremont, CA Uni Sch Dist Ser A (FGIC Insd)                               5.000      08/01/25           3,100,680
       5,000     Golden St, CA Tob Securitization Corp CA Tob Settlement
                 Rev Ser A                                                                5.000      06/01/45           5,026,250
       4,000     Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                         5.125      07/01/40           4,114,840
       2,000     Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B (FSA Insd)                   5.000      07/01/28           2,061,800
       1,500     Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth Ser B 1
                 (FGIC Insd)                                                              5.000      10/01/33           1,544,025
       4,020     Oakland, CA Uni Sch Dist (FGIC Insd) (a)                                 5.250      08/01/18           4,284,596
       3,500     Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj
                 Ser A (MBIA Insd)                                                        5.500      11/01/35           3,806,215
       3,000     Port Oakland, CA Ser M (FGIC Insd)                                       5.250      11/01/18           3,204,510
       6,000     Sacramento, CA Muni Util Dist Elec Rev Sacramento Mud
                 Ser R (MBIA Insd)                                                        5.000      08/15/33           6,180,960
       2,000     Salinas, CA Uni High Sch Dist Ser A (MBIA Insd)                          5.000      06/01/27           2,062,300
       3,000     San Francisco, CA City & Cnty Pub Util Com Wtr Rev Ser A
                 (MBIA Insd)                                                              5.000      11/01/32           3,083,040
       3,000     San Francisco, CA City & Cnty Second Ser Issue 29 B Rfdg
                 (FGIC Insd)                                                              5.125      05/01/20           3,144,360
       1,000     Santa Clara Cnty, CA Brd Ed Ctf Partn Rfdg (MBIA Insd)                   5.000      04/01/25           1,029,330
       3,000     Temecula, CA Redev Agy Tax Temecula Redev Proj No 1
                 (MBIA Insd)                                                              5.250      08/01/36           3,107,070
       4,700     Tobacco Securitization Auth, Northn CA Tob Settlement Rev Bd Ser A1      5.375      06/01/38           4,772,286
       3,550     Tobacco Securitization Auth, Northn CA Tob Settlement Rev Bd Ser A1      5.500      06/01/45           3,615,568
       3,800     Tobacco Securitization Auth, Southn CA Tob Settlement Ser A1             5.000      06/01/37           3,720,770
       8,000     Tobacco Securitization Auth, Southn CA Tob Settlement Ser A1             5.125      06/01/46           7,852,800
       1,600     Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc                   5.375      10/15/34           1,644,848
       2,550     Val Verde, CA Uni Sch Dist & Sch Constr Proj Ser B Rfdg (FGIC Insd)      5.000      01/01/35           2,615,943
                                                                                                                   ---------------
                                                                                                                      192,381,175
                                                                                                                   ---------------

                 COLORADO    4.4%
       4,000     Adams & Arapahoe Cntys, CO Sch Dist 28 Ser A (FSA Insd)                  5.250      12/01/20           4,285,680
       2,000     Aurora, CO Ctf Partn (Prerefunded @ 12/01/10) (AMBAC Insd)               5.500      12/01/30           2,134,140
       3,405     Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Rfdg
                 (XLCA Insd)                                                              5.250      12/01/23           3,598,744
       4,650     Colorado Ed & Cultural Fac Auth Rev Student Hsg Univ CO Fndtn Proj
                 (AMBAC Insd)                                                             5.000      07/01/32           4,753,648
       2,000     Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
                 (Escrowed to Maturity)                                                   5.500      03/01/32           2,141,280
       3,000     Colorado Hlth Fac Auth Rev Covenant Retirement Cmntys Inc                5.000      12/01/35           2,974,710
       1,125     Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth
                 (Prerefunded @ 11/15/11)                                                 6.500      11/15/31           1,272,656
          26     Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1 (AMT)                  7.650      11/01/26              26,432
       3,000     Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser A Rfdg               5.000      11/15/29           3,057,690
       2,650     Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser B                    5.000      11/15/30           2,712,222

       1,000     El Paso Cnty, CO Ctf Partn Detention Fac Proj Ser B (AMBAC Insd)         5.375      12/01/18           1,071,870
       1,805     Lakewood, CO Ctf Partn (Prerefunded @ 12/01/10) (AMBAC Insd) (a)         5.300      12/01/16           1,913,246
       1,500     University of CO Hosp Auth Rev Ser A                                     5.250      11/15/39           1,532,010
                                                                                                                   ---------------
                                                                                                                       31,474,328
                                                                                                                   ---------------

                 CONNECTICUT    1.1%
       2,750     Bridgeport, CT Ser A Rfdg (FGIC Insd)                                    5.375      08/15/14           2,962,960
       3,580     Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT)
                 (ACA Insd)                                                               6.600      07/01/24           3,892,319
       1,000     Hartford, CT Pkg Sys Rev Ser A (Prerefunded @ 07/01/10)                  6.500      07/01/25           1,094,500
                                                                                                                   ---------------
                                                                                                                        7,949,779
                                                                                                                   ---------------

                 DELAWARE    0.1%
       1,000     Mashantucket Western Pequot Tribe Sub Spl Rev Bd Ser A
                 (144A - Private Placement) (e)                                           5.500      09/01/36           1,033,570
                                                                                                                   ---------------

                 DISTRICT OF COLUMBIA    1.0%
       2,775     District of Columbia Hosp Rev Medlantic Hlthcare Ser A Rfdg
                 (Escrowed to Maturity) (MBIA Insd)                                       5.250      08/15/12           2,833,497
       2,000     District of Columbia Rev Friendship Pub Charter Sch Inc (ACA Insd)       5.750      06/01/18           2,154,480
           5     District of Columbia Ser E (FSA Insd) (a)                                6.000      06/01/13               5,009
       2,000     Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)         5.250      10/01/32           2,058,700
                                                                                                                   ---------------
                                                                                                                        7,051,686
                                                                                                                   ---------------

                 FLORIDA    9.8%
       3,500     Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev First Inc Proj           5.000      04/01/34           3,540,985
       3,180     Dade Cnty, FL Spl Oblig Cap Apprec Ser B Rfdg (Prerefunded
                 @ 10/01/08) (AMBAC Insd)                                                   *        10/01/26             970,790
         570     Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare Fac Ln
                 (AMBAC Insd)                                                             5.950      07/01/20             596,157
       1,000     Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)                          6.000      07/01/14           1,086,240
       2,500     Florida St Brd of Ed Cap Outlay Pub Ed Ser C (Prerefunded
                 @ 06/01/10) (FGIC Insd)                                                  5.750      06/01/29           2,695,275
       1,700     Florida St Brd of Ed Pub Ed Ser A                                        5.000      06/01/32           1,746,104
       7,295     Florida St Dept Trans Tpk Rev Ser A                                      5.000      07/01/29           7,546,677
       5,000     Halifax Hosp Med Ctr FL Hosp Rev Impt Ser A Rfdg                         5.000      06/01/38           4,992,550
       1,900     Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser C           5.250      11/15/36           1,966,462
       1,000     Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser C Rfdg      5.000      11/15/31           1,011,410
       3,520     Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D           5.000      11/15/35           3,557,805
       1,000     Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D           5.375      11/15/35           1,035,620
       1,745     Hillsborough Cnty, FL Port Dist Rev Tampa Port Auth Proj Ser A
                 (AMT) (MBIA Insd)                                                        5.375      06/01/27           1,829,877
       1,000     Marion Cnty, FL Sch Brd Ctf Partn (FSA Insd)                             5.250      06/01/18           1,066,950
       1,500     Miami Beach, FL Stormwtr Rev (FGIC Insd)                                 5.250      09/01/25           1,565,085
       2,000     Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)           5.375      10/01/27           2,085,980
       1,720     Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)           5.375      10/01/32           1,788,594
       2,000     Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                      5.125      10/01/35           2,040,300
       2,905     Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth Sys Ser A (MBIA Insd)       5.000      06/01/31           2,995,839
       2,435     Orange Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC Insd)                     5.250      08/01/14           2,608,689
       2,000     Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded @ 10/01/09)
                 (AMBAC Insd)                                                             5.500      10/01/31           2,102,560
       4,000     Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded @ 10/01/09)
                 (AMBAC Insd)                                                             5.625      10/01/14           4,219,920
       1,655     Reedy Creek Impt Dist FL Ser A Rfdg (AMBAC Insd)                         5.500      06/01/11           1,777,156
       5,860     Saint Lucie Cnty, FL Sch Brd Ctf Partn (FSA Insd)                        5.000      07/01/29           6,036,152
       1,210     Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd) (a)                    5.500      07/01/14           1,306,389
       1,000     Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd) (a)          5.500      08/01/17           1,067,030
       1,115     Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd) (a)          5.500      08/01/19           1,189,738
       1,250     Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                          5.750      07/01/19           1,298,500
       2,880     Tampa, FL Occupational License Ser A Rfdg (FGIC Insd)                    5.375      10/01/15           3,104,957

       1,000     Tampa-Hillsborough Cnty, FL Expwy Auth Rev (AMBAC Insd)                  5.000      07/01/25           1,042,450
       1,000     Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)         5.125      11/01/36           1,041,030
                                                                                                                   ---------------
                                                                                                                       70,913,271
                                                                                                                   ---------------

                 GEORGIA    3.9%
       2,285     Albany Dougherty, GA Inner City Auth Rev Albany St Univ Student
                 Hsg Ser A (XLCA Insd)                                                    5.000      07/01/31           2,353,687
       2,000     Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien Ser C
                 (FSA Insd)                                                               5.000      01/01/33           2,049,160
       2,872     Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $2,872,000) (b)       7.250      06/15/10           2,962,904
       1,500     George L Smith II GA World Congress Cent Auth Rev Domed Stadium
                 Proj Rfdg (AMT) (MBIA Insd)                                              5.500      07/01/20           1,579,380
       2,635     Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                         6.500      01/01/20           3,210,642
       3,000     Georgia Muni Elec Auth Pwr Rev Ser B Rfdg (FGIC Insd)                    6.250      01/01/17           3,518,610
       5,575     Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA Insd)                         6.500      01/01/17           6,470,679
         240     Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed to Maturity)
                 (MBIA Insd)                                                              6.500      01/01/17             281,633
          85     Georgia Muni Elec Auth Pwr Rev Ser Y (Prerefunded @ 01/01/14)
                 (MBIA Insd)                                                              6.500      01/01/17              99,022
       2,000     Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)         5.250      11/01/22           2,115,380
       2,500     Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc                      6.500      07/01/27           2,488,500
         800     Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc                      6.700      07/01/16             808,856
                                                                                                                   ---------------
                                                                                                                       27,938,453
                                                                                                                   ---------------

                 ILLINOIS    11.1%
       2,000     Bedford Park, IL Ser A Rfdg (FSA Insd)                                   5.250      12/15/20           2,142,760
       2,000     Chicago, IL Brd of Ed (Prerefunded @ 12/01/10) (FGIC Insd)               5.500      12/01/31           2,135,780
       4,000     Chicago, IL Brd of Ed Chicago Sch Reform Ser A (AMBAC Insd)              5.250      12/01/27           4,126,640
       1,500     Chicago, IL Lakefront Millennium Pk Fac (MBIA Insd)                      5.125      01/01/28           1,533,975
       1,500     Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
                 Ser C-2 Rfdg (AMT) (FSA Insd)                                            5.250      01/01/30           1,544,940
       3,000     Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
                 Ser C-2 Rfdg (AMT) (XLCA Insd)                                           5.250      01/01/34           3,078,570
       7,950     Chicago, IL O'Hare Intl Arpt Rev Rols RR II Ser 494
                 (Inverse Floating Rate) (Acquired 12/16/05 & 02/17/06,
                 Cost $9,114,004) (MBIA Insd) (b)                                         5.225      01/01/24           8,940,490
       2,500     Chicago, IL O'Hare Intl Arpt Rev Rols RR II R Ser 522
                 (Inverse Floating Rate) (Acquired 02/24/06, Cost
                 $2,953,500) (FGIC Insd) (b)                                              5.225      01/01/23           2,822,600
       1,000     Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac
                 Ser B (AMBAC Insd)                                                       5.500      01/01/16           1,066,030
       2,000     Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac
                 Ser B (AMBAC Insd)                                                       5.500      01/01/17           2,129,800
       3,500     Chicago, IL Proj Ser A Rfdg (MBIA Insd) (c)                              5.000      01/01/31           3,563,805
         375     Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                  5.750      01/01/14             403,819
         375     Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                  5.750      01/01/15             403,819
       4,895     Chicago, IL Pub Bldg Comm Bldg Rev Cap Apprec Ser A
                 (Escrowed to Maturity) (MBIA Insd)                                         *        01/01/07           4,819,470
       1,000     Chicago, IL Ser B Rfdg (AMBAC Insd)                                      5.125      01/01/15           1,059,740
       1,000     Cook Cnty, IL Ser A (Prerefunded @ 05/15/11) (FGIC Insd)                 5.500      11/15/31           1,074,410
       3,230     Cook Cnty, IL Ser A Rfdg (MBIA Insd)                                     5.625      11/15/16           3,329,678
       3,500     Du Page Cnty, IL Fst Presv Dist                                            *        11/01/10           2,949,170
       2,310     Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)               5.500      11/15/13           2,513,349
       2,500     Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)               5.500      11/15/15           2,735,600
       1,475     Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva Cmnty 304 Ser B
                 (FSA Insd) (a)                                                           5.750      01/01/15           1,605,523
       1,145     Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva Cmnty 304 Ser B
                 (FSA Insd) (a)                                                           5.750      01/01/17           1,239,646
       3,285     Illinois Dev Fin Auth Rev Presbyterian Home Lake Proj Ser B
                 (FSA Insd)                                                               6.300      09/01/22           3,356,547
       1,330     Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj Ser A
                 (AMT)                                                                    5.050      08/01/29           1,330,000
       1,325     Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser A          5.125      06/01/35           1,323,913
       1,250     Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C (FSA Insd) (a)         6.750      04/15/17           1,469,862

         700     Illinois Hlth Fac Auth Rev Highland Park Hosp Proj Ser A
                 (Prerefunded @ 10/01/07) (MBIA Insd)                                     5.750      10/01/17             729,820
       2,275     Illinois Hlth Fac Auth Rev South Suburban Hosp (Escrowed to
                 Maturity)                                                                7.000      02/15/18           2,695,306
       4,750     Illinois Hsg Dev Auth Rev Homeowner Mtg Sub Ser C 2 (AMT)                5.150      08/01/37           4,805,147
       1,000     Illinois St (FGIC Insd)                                                  5.250      12/01/20           1,016,010
       3,500     Illinois St First Ser (FGIC Insd)                                        5.375      11/01/14           3,738,105
       1,900     Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No 308
                 Ser B (FGIC Insd)                                                        5.250      10/01/21           2,011,511
         250     Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev
                 McCormick Pl Expn Proj (FGIC Insd)                                       5.375      12/15/18             263,210
       1,250     Sangamon Cnty, IL Ctf Partn                                             10.000      12/01/06           1,274,775
       1,000     Schaumburg, IL Ser B (FGIC Insd)                                         5.000      12/01/41           1,018,010
                                                                                                                   ---------------
                                                                                                                       80,251,830
                                                                                                                   ---------------

                 INDIANA    3.2%
       2,560     East Washington, IN Multi Sch Bldg Corp First Mtg (Prerefunded
                 @ 07/15/12) (FGIC Insd)                                                  5.375      07/15/28           2,769,510
       1,660     Indiana Hlth & Ed Fac Fin Auth Hosp Rev Clarian Hlth Oblig Ser A         5.000      02/15/36           1,675,521
       3,500     Indiana Hlth fac Fin Auth Hosp Rev Cmnty Proj Ser A (AMBAC Insd)         5.000      05/01/35           3,593,310
       4,000     Indiana Hlth Fac Fin Auth Rev Deaconess Hosp Ser A (AMBAC Insd)          5.375      03/01/34           4,218,160
       4,000     Indiana Transn Fin Auth Toll Rd Lease Rev Rfdg (AMBAC Insd)              5.375      07/01/09           4,080,000
       1,280     North Adams, IN Cmnty Sch Renovation Bldg Corp Cap Apprec First
                 Mtg (FSA Insd) (a)                                                         *        01/15/19             720,269
       1,500     Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                         5.950      12/01/29           1,587,165
       1,605     Richland Beanblossom, IN Sch First Mtg (Prerefunded @ 07/15/11)
                 (FGIC Insd) (a)                                                          5.500      07/15/12           1,728,136
       2,530     Vigo Cnty, IN Sch Bldg Corp First Mtg Impt & Rfdg (FSA Insd)             5.250      07/10/24           2,648,708
                                                                                                                   ---------------
                                                                                                                       23,020,779
                                                                                                                   ---------------

                 IOWA    2.2%
       1,685     Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd) (a)                         5.750      06/01/15           1,798,367
       1,785     Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd) (a)                         5.750      06/01/16           1,906,398
       2,750     Tobacco Settlement Auth IA Tob Settlement Rev Ser C                      5.375      06/01/38           2,778,682
       6,700     Tobacco Settlement Auth IA Tob Settlement Rev Ser C                      5.500      06/01/42           6,828,506
       2,750     Tobacco Settlement Auth IA Tob Settlement Rev Ser C                      5.625      06/01/46           2,830,740
                                                                                                                   ---------------
                                                                                                                       16,142,693
                                                                                                                   ---------------

                 KANSAS    0.6%
       3,810     Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd) (a)                5.250      10/01/22           4,018,369
                                                                                                                   ---------------

                 KENTUCKY    1.1%
       1,000     Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt
                 Ser A Rfdg (AMT) (MBIA Insd)                                             6.200      03/01/08           1,034,200
       3,690     Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt
                 Ser A Rfdg (AMT) (MBIA Insd) (a)                                         6.250      03/01/09           3,885,201
       2,450     Louisville & Jefferson Cnty, KY Swr Ser A (MBIA Insd) (a)                5.500      05/15/16           2,658,348
                                                                                                                   ---------------
                                                                                                                        7,577,749
                                                                                                                   ---------------

                 LOUISIANA    1.8%
       4,395     Ernest N Morial New Orleans, LA Exhib Hall Auth Spl Tax Sub
                 Ser A (AMBAC Insd)                                                       5.250      07/15/22           4,593,918
       3,000     Lafayette, LA Util Rev (MBIA Insd)                                       5.250      11/01/21           3,197,070
       2,470     Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg Ser A (AMT)
                 (GNMA Collateralized)                                                    5.375      10/20/39           2,528,144
       2,580     Louisiana Loc Govt Environmental Rev Southeastn LA Student
                 Hsg Ser A (MBIA Insd)                                                    5.250      08/01/21           2,727,447
                                                                                                                   ---------------
                                                                                                                       13,046,579
                                                                                                                   ---------------

                 MARYLAND    1.3%
       1,500     Baltimore, MD Conv Ctr Hotel Rev Drivers Ser 1251 (Inverse
                 Floating Rate) (Acquired 02/06/06, Cost $1,765,635) (XLCA Insd) (b)      6.530      03/01/14           1,717,005
       2,500     Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art         5.000      06/01/40           2,466,875
       2,250     Maryland St Trans Auth Arpt Baltimore/Wash Intl Arpt Ser B (AMT)
                 (AMBAC Insd)                                                             5.125      03/01/24           2,335,545
       2,350     Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                    5.500      04/01/16           2,508,014
                                                                                                                   ---------------
                                                                                                                        9,027,439
                                                                                                                   ---------------

                 MASSACHUSETTS    1.4%
         500     Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth       6.000      07/01/31             535,250
       1,000     Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C         5.750      07/01/32           1,074,520
       5,835     Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue Ser D          5.000      07/01/33           5,830,449
       2,805     Massachusetts St Port Auth Rev Ser A (MBIA Insd)                         5.000      07/01/22           2,914,675
                                                                                                                   ---------------
                                                                                                                       10,354,894
                                                                                                                   ---------------

                 MICHIGAN    5.4%
       3,015     Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1                     *        07/01/17           1,742,489
       3,050     Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                 *        07/01/18           1,666,672
       3,050     Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                 *        07/01/19           1,574,318
       3,050     Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                 *        07/01/22           1,331,844
       3,050     Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                 *        07/01/23           1,262,212
       3,050     Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                 *        07/01/24           1,193,892
       2,965     Detroit, MI Wtr Supply Sys Ser C (MBIA Insd) (a)                         5.250      07/01/20           3,172,313
       3,500     Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)                       *        06/01/15           2,403,975
       2,765     Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)                       *        06/01/16           1,807,868
       2,000     Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC Insd)                         5.750      01/01/13           2,152,080
       1,180     Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr            5.750      05/15/18           1,228,215
       2,000     Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                          6.000      07/01/35           2,157,000
       4,000     Michigan St Bldg Auth Rev Fac Pgm Ser III Rfdg (FSA Insd)                5.000      10/15/26           4,114,600
       2,850     Michigan St Hosp Fin Auth Rev Ascension Hlth Cr Ser A
                 (Prerefunded @ 11/15/09) (MBIA Insd)                                     5.750      11/15/18           3,046,679
       2,500     Michigan St Strategic Fd Detroit Edison Co Proj Ser A (AMT)
                 (XLCA Insd)                                                              5.500      06/01/30           2,647,325
       2,500     Michigan St Strategic Fd Detroit Edison Co Proj Ser C (AMT)
                 (XLCA Insd)                                                              5.450      12/15/32           2,615,525
       2,500     Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser B Rfdg
                 (AMBAC Insd)                                                             4.850      09/01/30           2,590,400
       1,000     Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser B Rfdg
                 (AMT)                                                                    5.650      09/01/29           1,047,020
       1,355     Zeeland, MI Pub Sch Bldg & Site (MBIA Insd) (a)                          5.250      05/01/21           1,448,197
                                                                                                                   ---------------
                                                                                                                       39,202,624
                                                                                                                   ---------------

                 MINNESOTA    1.6%
       1,175     Maple Grove, MN Hlthcare Fac North Mem Hlthcare                          5.000      09/01/35           1,190,792
       5,000     Minneapolis & Saint Paul, MN Metro Arpt Comm Arpt Rev Ser A
                 (FGIC Insd)                                                              5.125      01/01/31           5,107,200
          50     Minnesota Agric & Econ Dev Brd Rev Hlthcare Sys A (MBIA Insd)            5.750      11/15/26              52,042
       2,750     Minnesota Agric & Econ Dev Brd Rev Hlthcare Sys A (Prerefunded
                 @ 11/15/07) (MBIA Insd)                                                  5.750      11/15/26           2,873,860
       1,100     Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj                   6.000      11/15/30           1,193,181
       1,250     Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj                   6.000      11/15/35           1,354,038
                                                                                                                   ---------------
                                                                                                                       11,771,113
                                                                                                                   ---------------

                 MISSISSIPPI    0.2%
       1,500     Mississippi Hosp Equip & Fac Auth Rev MS Baptist Med Ctr Rfdg
                 (MBIA Insd)                                                              6.000      05/01/13           1,517,295
                                                                                                                   ---------------

                 MISSOURI    1.5%
       1,500     Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev
                 Southeast MO Hosp Assoc                                                  5.625      06/01/27           1,543,380
       1,250     Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc
                 Heisinger Proj                                                           5.500      02/01/35           1,294,225
       1,625     Jefferson Cnty, MO Reorg Sch Dist No R-6 (FGIC Insd)                     5.625      03/01/20           1,718,844
       1,500     Kansas City, MO Met Cmnty Leasehold Jr College Impt & Rfdg
                 (FGIC Insd)                                                              5.500      07/01/17           1,601,190
       3,275     Missouri JT Muni Elec Util Commn Pwr Proj Rev Plum Point Proj
                 (MBIA Insd)                                                              5.000      01/01/26           3,416,054
       1,250     Saint Charles, MO Ctf Partn Ser B                                        5.500      05/01/18           1,303,138
                                                                                                                   ---------------
                                                                                                                       10,876,831
                                                                                                                   ---------------

                 MONTANA    0.1%
         600     Forsyth, MT Pollutn Ctl Rev Northwestn Corp Colstrip Rfdg
                 (AMBAC Insd)                                                             4.650      08/01/23             600,522
                                                                                                                   ---------------

                 NEBRASKA    0.4%
       2,615     Omaha Pub Pwr Dist NE Elec Rev Sys Ser A                                 5.000      02/01/34           2,684,899
                                                                                                                   ---------------

                 NEVADA    3.0%
       8,000     Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                     5.000      07/01/36           8,154,160
       5,165     Clark Cnty, NV Bd Bk (MBIA Insd)                                         5.000      06/01/32           5,287,049
       3,000     Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
                 (AMT) (AMBAC Insd)                                                       5.250      07/01/34           3,104,910
       3,500     Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser D
                 (AMT) (FGIC Insd)                                                        5.250      03/01/38           3,631,670
       1,500     Reno, NV Sr Lien Retrac Reno Trans Proj (Prerefunded
                 @ 06/01/12) (AMBAC Insd)                                                 5.125      06/01/32           1,601,010
                                                                                                                   ---------------
                                                                                                                       21,778,799
                                                                                                                   ---------------

                 NEW HAMPSHIRE    0.3%
       1,000     New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                      7.000      07/01/30           1,085,470
       1,000     New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc
                 (AMT) (AMBAC Insd)                                                       6.300      05/01/22           1,036,860
                                                                                                                   ---------------
                                                                                                                        2,122,330
                                                                                                                   ---------------

                 NEW JERSEY    7.0%
       1,000     Bergen Cnty, NJ Impt Auth Sch Dist Rev Wyckoff Twp Brd Ed Proj           5.000      04/01/32           1,037,090
       1,200     New Jersey Econ Dev Auth Cig Tax                                         5.750      06/15/29           1,271,988
       1,500     New Jersey Econ Dev Auth Cig Tax                                         5.750      06/15/34           1,579,950
       3,000     New Jersey Econ Dev Auth Rev Motor Vehicle Sur Rev Ser A
                 (MBIA Insd)                                                              5.000      07/01/23           3,114,030
      25,000     New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)           5.900      03/15/21          29,203,000
       3,000     New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)          5.250      09/01/19           3,191,460
       1,835     New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)          5.250      09/01/21           1,944,494
         710     New Jersey St Tpk Auth Tpk Rev Ser A (MBIA Insd)                         6.000      01/01/11             772,182
         290     New Jersey St Tpk Auth Tpk Rev Ser A (Escrowed to Maturity)
                 (MBIA Insd)                                                              6.000      01/01/11             316,013
       6,000     New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC Insd)                      5.000      01/01/35           6,107,100
       2,095     New Jersey St Trans Tr Fd Auth Trans Sys Ser A                           5.750      06/15/17           2,359,599
                                                                                                                   ---------------
                                                                                                                       50,896,906
                                                                                                                   ---------------

                 NEW MEXICO    0.2%
       1,250     Jicarilla, NM Apache Nation Rev Ser A (Acquired 10/23/03,
                 Cost $1,275,475) (b)                                                     5.500      09/01/23           1,310,125
                                                                                                                   ---------------

                 NEW YORK    16.5%
       2,980     Erie Cnty, NY Tob Asset Securitization Corp Ser A                        5.000      06/01/38           2,921,622
       2,700     Long Island Pwr Auth NY Elec Sys Rev Gen Ser B                           5.000      12/01/35           2,768,364
       3,000     Metropolitan Trans Auth NY Commuter Fac Rev Ser A
                 (Prerefunded @ 01/01/08) (MBIA Insd)                                     5.625      07/01/27           3,123,930
       3,000     Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                   5.500      11/15/18           3,253,920
       2,500     Metropolitan Trans Auth NY Rev Ser A Rfdg (FGIC Insd)                    5.250      11/15/31           2,632,450
       1,000     Nassau Cnty, NY Tob Settlement Corp Ser A-3                              5.000      06/01/35             985,660
       2,000     Nassau Cnty, NY Tob Settlement Corp Ser A-3                              5.125      06/01/46           1,978,060
       5,700     New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A
                 (FSA Insd) (a)                                                           5.375      06/15/17           6,098,601
         445     New York City Ser C (a)                                                  7.000      08/15/08             446,117
       2,000     New York City Ser H                                                      5.750      03/15/13           2,158,180
       1,700     New York City Ser I                                                      6.000      04/15/12           1,740,545
      16,930     New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg
                 (Escrowed to Maturity) (FSA Insd)                                        5.400      01/01/18          18,664,817
       6,000     New York City Trans Future Tax Second Ser A Rfdg (d)                 5.500/14.000   11/01/26           6,437,580
       5,305     New York City Trans Future Tax Second Ser C (AMBAC Insd)                 5.250      08/01/20           5,642,557
       2,000     New York City Trans Future Tax Second Ser C (AMBAC Insd)                 5.250      08/01/22           2,124,520
       4,545     New York City Trans Future Tax Second Ser D (MBIA Insd)                  5.250      02/01/21           4,819,336

       1,775     New York Cnty Tob Tr IV Settlement Pass Thru Ser A                       5.000      06/01/42           1,724,466
       2,500     New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser A
                 (FSA Insd)                                                               5.500      05/15/25           2,579,725
       9,635     New York St Dorm Auth Rev City Univ Sys Ser C                            7.500      07/01/10          10,416,206
       3,000     New York St Dorm Auth Rev Hosp (MBIA Insd)                               5.000      08/01/33           3,090,690
       2,000     New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)             5.500      10/01/17           2,166,380
       3,000     New York St Dorm Auth Rev St Univ Ed Fac (Prerefunded @ 05/15/10)
                 (FGIC Insd)                                                              5.750      05/15/24           3,240,930
       2,000     New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)            6.000      05/15/16           2,173,040
       1,500     New York St Environmental Fac Revolving Fd Ser C                         5.000      07/15/21           1,569,210
       2,840     New York St Loc Govt Assistance Corp Ser E Rfdg                          6.000      04/01/14           3,216,669
       1,500     New York St Urban Dev Corp Rev Proj Cent for Indl Innovation Rfdg        5.500      01/01/13           1,623,975
       2,680     Port Auth NY & NJ Cons 119th Ser (AMT) (FGIC Insd)                       5.500      09/15/17           2,711,517
       3,000     Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
                 (AMT) (MBIA Insd)                                                        5.750      12/01/22           3,127,230
       3,000     Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
                 (AMT) (MBIA Insd)                                                        5.750      12/01/25           3,070,260
       6,000     Tsasc Inc, NY Ser 1                                                      5.000      06/01/34           5,935,560
       5,000     Tsasc Inc, NY Ser 1                                                      5.125      06/01/42           4,951,000
       1,700     Westchester, NY Tob Asset Securitization Corp                            5.125      06/01/38           1,694,577
                                                                                                                   ---------------
                                                                                                                      119,087,694
                                                                                                                   ---------------

                 NORTH CAROLINA    5.1%
       2,000     Charlotte, NC Ctf Partn Convention Fac Proj Ser A Rfdg                   5.500      08/01/19           2,161,760
       4,000     North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser D                    6.750      01/01/26           4,342,040
      25,000     North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)       6.000      01/01/12          27,546,750
       2,300     North Carolina Muni Pwr Agy Ser A (MBIA Insd)                            5.250      01/01/19           2,439,035
                                                                                                                   ---------------
                                                                                                                       36,489,585
                                                                                                                   ---------------

                 NORTH DAKOTA    0.1%
         770     North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin Ser B
                 (AMT) (MBIA Insd)                                                        5.500      07/01/29             779,548
                                                                                                                   ---------------

                 OHIO    1.6%
       1,000     Cleveland, OH Muni Sch Dist (FSA Insd)                                   5.250      12/01/23           1,062,900
       3,000     Columbus, OH City Sch Dist Sch Fac Constr & Impt (FSA Insd)              5.250      12/01/22           3,212,190
       2,000     Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                           7.500      01/01/30           2,202,340
       1,000     Delaware Cnty, OH Cap Fac (Prerefunded @ 12/01/10)                       6.000      12/01/25           1,096,200
       1,000     Hamilton, OH One Renaissance Ctr Ser A (AMBAC Insd)                      5.500      11/01/16           1,085,030
       1,000     Lorain Cnty, OH Hosp Rev Catholic Hlthcare                               5.375      10/01/30           1,040,860
       2,000     Lorain, OH City Sch Dist Classroom Fac Impt (MBIA Insd)                  5.250      12/01/20           2,154,680
                                                                                                                   ---------------
                                                                                                                       11,854,200
                                                                                                                   ---------------

                 OKLAHOMA    0.8%
       1,505     Alva, OK Hosp Auth Hosp Rev Sales Tax (Radian Insd)                      5.250      06/01/25           1,581,394
       1,500     Jenks, OK Aquarium Auth Rev First Mtg (Prerefunded @ 07/01/10)
                 (MBIA Insd)                                                              6.100      07/01/30           1,638,195
       1,575     Oklahoma City, OK Arpt Tr Jr Lien 27th Ser B (AMT) (FSA Insd)            5.750      07/01/16           1,659,058
       1,000     Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev (FGIC Insd)                5.250      10/01/29           1,059,230
                                                                                                                   ---------------
                                                                                                                        5,937,877
                                                                                                                   ---------------

                 OREGON    2.1%
       5,350     Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                         5.250      07/01/22           5,669,074
       5,060     Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                              5.250      11/01/17           5,356,415
         745     Oregon St Vets Welfare Ser 76A                                           6.050      10/01/28             747,503
       1,135     Portland, OR Swr Sys Rev Second Lien Ser A Rfdg (FSA Insd)               5.250      06/01/19           1,213,780
       1,985     Portland, OR Urban Renewal & Redev Downtown Wtrfront Ser A
                 (AMBAC Insd)                                                             5.750      06/15/16           2,138,361
                                                                                                                   ---------------
                                                                                                                       15,125,133
                                                                                                                   ---------------

                 PENNSYLVANIA    2.9%
         230     Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                          5.500      12/01/30             244,016

         575     Allegheny Cnty, PA Ser C-53 Rfdg (FGIC Insd)                             5.500      11/01/14             614,836
       3,035     Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)               7.000      08/01/22           3,055,426
       1,000     Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)                           5.375      09/15/15           1,077,680
          60     Penn Hills, PA (Prerefunded @ 12/01/07) (FGIC Insd)                      5.900      12/01/17              61,726
       1,600     Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 94 A (AMT)            5.100      10/01/31           1,615,648
       1,000     Pennsylvania St Higher Ed Fac Auth College & Univ Rev Bryn
                 Mawr College (MBIA Insd)                                                 5.625      12/01/27           1,032,560
       2,600     Philadelphia, PA Auth Indl Dev Lease Rev Ser B (FSA Insd)                5.500      10/01/16           2,812,212
       1,000     Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj
                 Ser A (AMT) (FGIC Insd)                                                  5.125      07/01/19           1,035,530
       2,400     Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance Fourth Ser
                 (FSA Insd)                                                               5.250      08/01/22           2,523,984
       2,350     Pittsburgh, PA Ser A (AMBAC Insd)                                        5.500      09/01/16           2,526,814
       2,220     Pittsburgh, PA Ser A (Prerefunded @ 03/01/12) (AMBAC Insd)               5.500      09/01/16           2,405,636
       2,000     Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser A (Escrowed
                 to Maturity)                                                             6.000      12/01/13           2,146,480
                                                                                                                   ---------------
                                                                                                                       21,152,548
                                                                                                                   ---------------

                 SOUTH CAROLINA    7.0%
       2,275     Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area
                 (MBIA Insd) (a)                                                          5.500      06/01/19           2,460,822
       2,375     Berkeley Cnty, SC Sch Dist Ctf Partn Berkeley Sch Fac Grp Inc
                 (Escrowed to Maturity) (MBIA Insd)                                       5.250      02/01/16           2,529,423
       6,750     Charleston Ed Excellence Fin Corp SC Rev Rols RR II R Ser 471
                 (Inverse Floating Rate) (Acquired 12/06/05, Cost $7,386,660) (b)         5.225      12/01/26           7,375,050
       5,000     Charleston Ed Excellence Fin Corp SC Rev Rols RR II R Ser 515
                 (Inverse Floating Rate) (Acquired 02/10/06, Cost $5,725,650)
                 (AGC Insd) (b)                                                           5.225      12/01/30           5,499,650
       5,000     Kershaw Cnty, SC Pub Sch Fndtn Installment Pwr Rev Kershaw
                 Cnty Sch Dist Proj (CIFG Insd)                                           5.000      12/01/25           5,152,350
       2,080     Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev                      5.250      12/01/30           2,134,642
       2,300     Medical Univ SC Hosp Auth Fac Rev Mtg Ser A Rfdg (MBIA Insd)             5.250      08/15/25           2,422,383
       1,840     Myrtle Beach, SC Hospitality Fee Rev Ser A (FGIC Insd) (a)               5.375      06/01/21           1,978,497
       1,935     Myrtle Beach, SC Hospitality Fee Rev Ser A (FGIC Insd) (a)               5.375      06/01/22           2,079,312
       1,000     Newberry Invtg in Newberry Cnty Sch Dist Proj                            5.000      12/01/30           1,003,630
       4,500     South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
                 Ser A (AMBAC Insd)                                                       5.200      11/01/27           4,706,550
       3,750     South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
                 Ser B (AMT) (AMBAC Insd)                                                 5.450      11/01/32           3,922,800
       9,290     South Carolina Trans Infrastructure Bk Rev Ser A (AMBAC Insd)            5.000      10/01/33           9,511,288
                                                                                                                   ---------------
                                                                                                                       50,776,397
                                                                                                                   ---------------

                 SOUTH DAKOTA    0.6%
       2,250     Deadwood, SD Ctf Partn (ACA Insd)                                        6.375      11/01/20           2,412,945
       1,000     South Dakota St Hlth & Ed Fac Auth Rev Childrens Care Hosp Rfdg          6.125      11/01/29           1,047,760
         980     South Dakota St Hlth & Ed Fac Auth Vocational Ed Pgm Ser A
                 (AMBAC Insd)                                                             5.400      08/01/13           1,008,440
                                                                                                                   ---------------
                                                                                                                        4,469,145
                                                                                                                   ---------------

                 TENNESSEE    2.3%
       4,345     Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj
                 Ser A Rfdg                                                               5.125      10/01/35           4,270,396
       6,000     Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States
                 Hlth Ser A                                                               5.500      07/01/36           6,265,440
       3,500     Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States
                 Rfdg (MBIA Insd)                                                         7.500      07/01/25           4,244,450
         410     Montgomery Cnty, TN Pub Impt Rfdg (FGIC Insd) (a)                        5.500      05/01/16             443,538
       1,500     Tennessee Hsg Dev Agy Homeownership Prog 2006 (AMT)                      5.150      01/01/37           1,519,485
                                                                                                                   ---------------
                                                                                                                       16,743,309
                                                                                                                   ---------------

                 TEXAS    12.5%
       1,370     Alliance Arpt Auth Inc TX Spl Fac Rev Fedex Corp Proj Rfdg (AMT)         4.850      04/01/21           1,360,533
       2,685     Beaumont, TX Wtrwks & Swr Sys (Prerefunded @ 09/01/10)
                 (FGIC Insd) (a)                                                          6.250      09/01/15           2,931,000
         300     Brazos Cnty, TX Hlth Fac Dev Oblig Grp                                   5.375      01/01/32             310,455

       4,000     Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg Ser A (AMT)
                 (FGIC Insd)                                                              5.500      11/01/31           4,195,200
       4,000     Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)           5.750      11/01/30           4,188,080
       1,000     Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A
                 (Prerefunded @ 06/01/11)                                                 6.375      06/01/29           1,118,180
       2,000     Harris Cnty, TX Perm Impt & Rfdg                                         5.000      10/01/11           2,026,240
       4,820     Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09) (AMBAC Insd)            0.010      08/15/18           2,302,707
       1,000     Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09) (AMBAC Insd)            0.010      08/15/21             388,640
       4,000     Harris Cnty, TX Toll Rd Sub Lien Rfdg                                    5.000      08/01/33           4,040,880
       7,250     Harris Cnty-Houston, TX Sports Auth Spl Rev Jr Lien Ser B Rfdg
                 (MBIA Insd)                                                              5.250      11/15/40           7,527,748
       1,000     Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                 5.625      07/01/30           1,050,380
       5,105     Houston, TX Hotel Occupancy Tax & Spl Rev Convention & Entmt
                 Ser B (AMBAC Insd)                                                       5.750      09/01/15           5,528,409
         225     Houston, TX Pub Impt & Rfdg (FSA Insd)                                   5.750      03/01/15             241,029
       6,000     Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                5.250      05/15/21           6,389,820
       6,000     Houston, TX Util Sys Rev First Lien Ser A Rfdg (FGIC Insd)               5.250      05/15/23           6,373,500
       2,750     Lower CO Riv Auth Transmission Proj Corp (FGIC Insd)                     5.000      05/15/33           2,790,123
       1,500     Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care                  5.625      02/15/35           1,540,500
       1,500     Mesquite, TX Hlth Fac Dev Retirement Fac Christian Ser A
                 (Prerefunded @ 02/15/10)                                                 7.500      02/15/18           1,684,380
       1,100     Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj           7.200      01/01/21           1,135,860
       1,500     Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj           7.250      01/01/31           1,544,670
       1,500     North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys
                 Proj Ser A                                                               5.125      05/15/29           1,520,205
       5,750     North Central, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas
                 (AMBAC Insd)                                                             5.250      08/15/32           5,980,518
       2,165     San Antonio, TX Elec & Gas Rev Sys Rfdg                                  5.375      02/01/16           2,314,861
       2,805     Tarrant Regl Wtr Dist TX Wtr Rev Impt Rfdg (FSA Insd)                    5.250      03/01/19           2,981,715
       3,272     Texas Muni Pwr Agy Rev (AMBAC Insd)                                      0.010      09/01/07           3,137,488
         253     Texas Muni Pwr Agy Rev (Escrowed to Maturity) (AMBAC Insd)               0.010      09/01/07             242,941
       1,610     Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg
                 (FSA Insd)                                                               5.500      09/01/13           1,611,948
       2,750     Texas St Vets Housing Assistance Pgm Vet Ser B (AMT) (FHA/VA Gtd)        6.100      06/01/31           2,878,783
       1,000     Texas Tech Univ Rev Fin Sys Seventh Ser (Prerefunded @ 02/15/12)
                 (MBIA Insd)                                                              5.000      08/15/25           1,057,370
       1,500     Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien Ser B                      5.250      07/15/17           1,558,650
       3,000     University of TX Univ Rev Fin Sys Ser A                                  5.250      08/15/20           3,191,880
       2,500     University of TX Univ Rev Fin Sys Ser B                                  5.250      08/15/20           2,659,900
       2,300     University of TX Univ Rev Fin Sys Ser C (Prerefunded @ 08/15/11)         5.375      08/15/19           2,458,148
                                                                                                                   ---------------
                                                                                                                       90,262,741
                                                                                                                   ---------------

                 UTAH    0.2%
       1,000     Salt Lake Cnty, UT College Rev Westminster College Proj                  5.750      10/01/27           1,030,120
          15     Utah St Hsg Fin Agy Single Family Mtg Mezzanine Issue H1
                 (AMBAC Insd)                                                             6.000      07/01/12              15,277
          50     Utah St Hsg Fin Agy Single Family Mtg Ser B Class 2 (AMT)
                 (FHA/VA Gtd)                                                             6.250      07/01/14              50,956
                                                                                                                   ---------------
                                                                                                                        1,096,353
                                                                                                                   ---------------

                 VIRGINIA    1.2%
       1,320     Fairfax Cnty, VA Ctf Partn                                               5.300      04/15/23           1,394,976
         800     Tobacco Settlement Fin Corp VA                                           5.500      06/01/26             823,904
       5,920     Tobacco Settlement Fin Corp VA                                           5.625      06/01/37           6,148,157
                                                                                                                   ---------------
                                                                                                                        8,367,037
                                                                                                                   ---------------

                 WASHINGTON    4.4%
       2,500     Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)             5.500      07/01/18           2,686,950
       5,360     Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg (FSA Insd)             6.000      07/01/16           5,952,387
       2,500     Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj (MBIA Insd)            5.000      12/01/33           2,553,650
       4,400     King Cnty, WA Ser B Rfdg (MBIA Insd)                                     5.250      01/01/34           4,507,272
       1,000     Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                             5.625      02/01/24           1,051,410
       1,435     Radford Ct Ppty WA Student Hsg Rev (MBIA Insd) (a)                       6.000      06/01/15           1,557,147

       1,585     Radford Ct Ppty WA Student Hsg Rev (MBIA Insd) (a)                       6.000      06/01/16           1,718,140
       1,000     Seattle, WA Muni Lt & Pwr Rev                                            5.625      12/01/18           1,063,470
       1,250     Skagit Cnty, WA Pub Hosp Dist No 001 Skagit Vly Hosp                     5.500      12/01/30           1,279,675
       2,100     Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                               5.750      12/01/21           2,300,697
       3,000     Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)         5.250      09/01/33           3,134,250
       1,000     Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)         5.750      12/01/20           1,100,540
       1,350     Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                            5.750      01/01/15           1,463,481
       1,650     Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)                            5.500      01/01/12           1,778,139
                                                                                                                   ---------------
                                                                                                                       32,147,208
                                                                                                                   ---------------

                 WEST VIRGINIA    0.5%
       3,750     West Virginia Univ Rev Impt VA Univ Proj Ser C (FGIC Insd)               5.000      10/01/34           3,865,088
                                                                                                                   ---------------

                 WISCONSIN    0.7%
       2,345     Appleton, WI Wtrwks Rev Rfdg (FGIC Insd)                                 5.375      01/01/19           2,496,440
         510     Badger Tob Asset Securitization Corp WI                                  6.375      06/01/32             545,726
       2,000     Southeast WI Professional Baseball Pk Dist Sales Tax Rev
                 Ser A Rfdg (MBIA Insd)                                                   5.500      12/15/20           2,254,060
                                                                                                                   ---------------
                                                                                                                        5,296,226
                                                                                                                   ---------------

                 WYOMING    0.3%
       2,000     Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)        5.600      12/01/35           2,091,220
                                                                                                                   ---------------

                 GUAM    0.8%
       5,800     Guam Pwr Auth Rev Ser A (AMBAC Insd)                                     5.250      10/01/34           6,027,592
                                                                                                                   ---------------

                 PUERTO RICO    0.8%
       1,110     Puerto Rico Comwlth Aqueduct & Swr Auth Rev Rfdg (Comwlth Gtd)           5.000      07/01/15           1,122,177
       1,000     Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Fin
                 Auth Higher Ed Rev                                                       5.375      02/01/19           1,020,390
       3,500     Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac Ser I (Comwlth Gtd)           5.250      07/01/33           3,620,050
                                                                                                                   ---------------
                                                                                                                        5,762,617
                                                                                                                   ---------------

TOTAL LONG-TERM INVESTMENTS    157.9%
   (Cost $1,090,740,806)                                                                                            1,141,251,448

SHORT-TERM INVESTMENT    0.2%
   (Cost $1,300,000)                                                                                                    1,300,000
                                                                                                                   ---------------

TOTAL INVESTMENTS    158.1%
   (Cost $1,092,040,806)                                                                                            1,142,551,448

OTHER ASSETS IN EXCESS OF LIABILITIES    1.5%                                                                          10,961,241

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (59.6%)                                                        (430,627,879)
                                                                                                                   ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                   $  722,884,810
                                                                                                                   ===============

                 Percentages are calculated as a percentage of net assets
                 applicable to common shares.
*                Zero coupon bond
(a)              The Trust owns 100% of the outstanding bond issuance.
(b)              These securities are restricted and may be resold only in
                 transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.2% of net assets applicable to common shares.
(c)              All or a portion of this security has been physically
                 segregated in connection with open futures contracts.
(d)              Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(e)              144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
                 These securities may only be resold in transactions exempt from registration which are normally those transactions with
                 qualified institutional buyers.
ACA           -  American Capital Access
AGC           -  AGC Insured Custody Certificates
AGL           -  Assured Guarantee Ltd.
AMBAC         -  AMBAC Indemnity Corp.
AMT           -  Alternative Minimum Tax
CIFG          -  CDC IXIS Financial Guaranty
COMWLTH       -  Commonwealth of Puerto Rico
FGIC          -  Financial Guaranty Insurance Co.
FHA           -  Federal Housing Administration
FHA/VA        -  Federal Housing Administration/Department of Veterans
                 Affairs
FSA           -  Financial Security Assurance Inc.
GNMA          -  Government National Mortgage Association
MBIA          -  Municipal Bond Investors Assurance Corp.
Radian        -  Radian Asset Assurance
XLCA          -  XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:

                                                                                                        UNREALIZED
                                                                                                       APPRECIATION/
SHORT CONTRACTS                                                                           CONTRACTS    DEPRECIATION
                 U.S. Treasury Notes 10-Year Futures September 06
                 (Current Notional Value $106,031 per contract)                              773       $  (790,199)
                                                                                          =========    =============

SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:

INTEREST RATE SWAPS                                                                                                     Unrealized
                                                                Pay/Receive    Fixed     Expiration      Notional      Appreciation/
Counterparty                        Floating Rate Index        Floating Rate    Rate        Date       Amount (000)    Depreciation
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank, N.A.     USD-BMA Municipal Swap Index       Receive      4.249%     09/28/16     $    15,400     $   (257,976)
JP Morgan Chase Bank, N.A.     USD-BMA Municipal Swap Index       Receive      4.474%     10/03/26          15,710         (340,334)
JP Morgan Chase Bank, N.A.     USD-BMA Municipal Swap Index       Receive      4.480%     09/28/26          14,880         (335,430)
                                                                                                                      --------------
                                                                                                                       $   (933,740)
                                                                                                                      ==============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006